UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Emerging Markets Fund

August 31, 2012

Emerging Markets - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%

BRAZIL — 13.9%
BR Malls Participacoes SA	647,400	8,107,251
BR Properties SA	522,500	6,319,215
Brazil Pharma SA	420,000	2,555,298
CCR SA	629,800	5,646,761
Cia de Bebidas das Americas Preference Shares ADR	240,964	9,062,656
Cia de Saneamento de Minas Gerais-COPASA	175,467	4,141,398
Cia Hering	75,100	1,635,633
Cielo SA	225,407	6,731,451
Itau Unibanco Holding SA Preference Shares	186,900	2,952,797
Klabin SA Preference Shares	596,700	2,686,752
Marcopolo SA Preference Shares	465,400	2,648,096
Ultrapar Participacoes SA	220,200	4,824,028
Vale SA Preference Shares	512,100	8,274,733

		65,586,069

CANADA — 0.5%
Pacific Rubiales Energy Corp.	100,047	2,445,988

CHILE — 1.5%
SACI Falabella	396,411	3,598,709
Sociedad Quimica y Minera de Chile SA ADR	53,963	3,326,279

		6,924,988

COLOMBIA — 0.5%
Almacenes Exito SA	144,215	2,356,144

CYPRUS — 0.1%
Eurasia Drilling Co. Ltd. GDR	15,528	466,617

HONG KONG — 7.2%
Belle International Holdings Ltd.	3,109,000	5,611,949
Brilliance China Automotive Holdings Ltd.(1)	3,674,000	3,590,652
China Overseas Land & Investment Ltd.	3,088,000	6,975,517
CNOOC Ltd.	3,964,000	7,502,823
Haier Electronics Group Co. Ltd.(1)	3,681,000	4,333,129
Kunlun Energy Co. Ltd.	3,576,000	6,113,727

		34,127,797

INDIA — 4.0%
HDFC Bank Ltd.	515,619	5,518,630
ICICI Bank Ltd. ADR	123,346	4,012,445
ITC Ltd.	1,360,818	6,547,828
Tata Motors Ltd.	658,210	2,772,469

		18,851,372

INDONESIA — 3.5%
PT AKR Corporindo Tbk	9,856,000	3,617,829
PT Astra International Tbk	4,153,000	2,939,984
PT Bank Rakyat Indonesia (Persero) Tbk	3,535,000	2,576,639
PT Media Nusantara Citra Tbk	10,310,000	2,297,719

PT Semen Gresik (Persero) Tbk	3,766,000	4,897,577

		16,329,748

MALAYSIA — 1.3%
Axiata Group Bhd	3,203,600	6,142,969

MEXICO — 4.1%
Alfa SAB de CV, Series A	283,191	4,538,760
Fomento Economico Mexicano SAB de CV ADR	53,608	4,529,876
Grupo Financiero Banorte SAB de CV	702,373	3,575,752
Mexichem SAB de CV	923,598	4,157,793
Wal-Mart de Mexico SAB de CV	970,576	2,594,808

		19,396,989

PEOPLE'S REPUBLIC OF CHINA — 10.4%
AAC Technologies Holdings, Inc.	788,500	2,678,843
Agile Property Holdings Ltd.	1,862,000	2,136,657
Baidu, Inc. ADR(1)	18,773	2,092,063
China Minsheng Banking Corp. Ltd. H Shares	6,235,500	5,081,049
China Railway Construction Corp. Ltd. H Shares	2,383,000	1,800,473
Focus Media Holding Ltd. ADR	131,982	3,174,167
Hengan International Group Co. Ltd.	503,000	5,058,568
Industrial & Commercial Bank of China Ltd. H Shares	6,180,645	3,346,941
Ping An Insurance Group Co. H Shares	1,155,000	8,339,404
Qihoo 360 Technology Co. Ltd. ADR(1)	111,370	2,493,574
Tencent Holdings Ltd.	419,200	12,809,572

		49,011,311

PERU — 0.8%
Credicorp Ltd.	30,490	3,674,960

POLAND — 1.5%
Eurocash SA	232,485	2,805,842
Powszechna Kasa Oszczednosci Bank Polski SA	388,955	4,177,895

		6,983,737

RUSSIAN FEDERATION — 6.2%
Magnit OJSC GDR	201,161	6,415,024
Mail.ru Group Ltd. GDR	33,281	1,090,618
Mobile Telesystems OJSC ADR	341,887	6,294,140
NovaTek OAO GDR	52,148	6,221,257
Sberbank of Russia	3,171,715	9,217,004

		29,238,043

SOUTH AFRICA — 7.1%
Aspen Pharmacare Holdings Ltd.	418,423	7,146,006
Barloworld Ltd.	220,730	1,865,028
Clicks Group Ltd.	790,478	5,409,078
Discovery Holdings Ltd.	708,526	4,863,475
Exxaro Resources Ltd.	125,812	2,240,301
Mr Price Group Ltd.	404,514	6,551,750
Naspers Ltd. N Shares	92,348	5,374,053

		33,449,691

SOUTH KOREA — 14.7%
Hotel Shilla Co. Ltd.	53,100	2,513,139
Hyundai Glovis Co. Ltd.	30,792	6,187,574

Hyundai Motor Co.	16,409	3,478,122
Kia Motors Corp.	89,993	5,877,256
LG Chem Ltd.	7,934	2,104,778
LG Household & Health Care Ltd.	10,166	5,572,988
Orion Corp.	6,247	5,065,321
Samsung Electronics Co. Ltd.	35,610	38,697,482

		69,496,660

TAIWAN (REPUBLIC OF CHINA) — 6.6%
Chailease Holding Co. Ltd.	2,476,910	4,176,286
Hon Hai Precision Industry Co. Ltd.	3,038,232	8,602,119
Taiwan Semiconductor Manufacturing Co. Ltd.	6,708,939	18,658,964

		31,437,369

THAILAND — 4.9%
Advanced Info Service PCL	747,000	5,077,740
Banpu PCL	210,200	3,018,669
CP ALL PCL	4,943,600	5,442,930
Kasikornbank PCL NVDR	914,100	4,930,043
Siam Cement PCL NVDR	423,200	4,483,881

		22,953,263

TURKEY — 4.9%
BIM Birlesik Magazalar AS	101,963	4,189,608
Koza Altin Isletmeleri AS	163,210	3,211,806
TAV Havalimanlari Holding AS(1)	839,287	4,364,366
Tofas Turk Otomobil Fabrikasi	753,718	3,645,954
Turkiye Garanti Bankasi AS	1,081,938	4,638,916
Turkiye Halk Bankasi AS	354,895	3,199,361

		23,250,011

UNITED ARAB EMIRATES — 1.0%
Dragon Oil plc	530,162	4,962,519

UNITED KINGDOM — 2.4%
Antofagasta plc	179,190	3,149,714
Petrofac Ltd.	191,455	4,566,111
Tullow Oil plc	166,864	3,611,339

		11,327,164

UNITED STATES — 0.6%
Southern Copper Corp.	94,950	3,089,673

TOTAL COMMON STOCKS (Cost $368,785,634)		461,503,082

TEMPORARY CASH INVESTMENTS — 2.3%
SSgA U.S. Government Money Market Fund (Cost $10,961,278)	10,961,278	10,961,278

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $379,746,912)	472,464,360

OTHER ASSETS AND LIABILITIES†	224,992

TOTAL NET ASSETS — 100.0%	$472,689,352

Market Sector Diversification
(as a % of net assets)
Financials	20.7%
Information Technology	19.7%
Consumer Staples	13.3%
Consumer Discretionary	13.2%
Energy	9.1%
Materials	9.0%
Industrials	6.6%
Telecommunication Services	3.7%
Health Care	1.5%
Utilities	0.9%
Cash and Equivalents*	2.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	41,749,833	419,753,249	—
Temporary Cash Investments	10,961,278	—	—
Total Value of Investment Securities	52,711,111	419,753,249	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$382,224,643
Gross tax appreciation of investments	$95,903,966
Gross tax depreciation of investments	(5,664,249)
Net tax appreciation (depreciation) of investments	$90,239,717

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Growth Fund

August 31, 2012

Global Growth - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AUSTRALIA — 1.3%
BHP Billiton Ltd.	182,881	6,006,512

BRAZIL — 1.0%
BR Malls Participacoes SA	185,300	2,320,472
Itau Unibanco Holding SA ADR	122,370	1,934,670

		4,255,142

CANADA — 0.7%
Bank of Nova Scotia	61,962	3,284,316

DENMARK — 1.2%
Novo Nordisk A/S B Shares	34,759	5,474,228

FRANCE — 3.3%
Danone SA	71,940	4,483,587
L'Oreal SA	19,849	2,440,184
Pernod-Ricard SA	32,091	3,457,989
Safran SA	56,675	1,985,666
Sanofi	30,110	2,463,597

		14,831,023

GERMANY — 1.9%
Fresenius Medical Care AG & Co. KGaA	60,770	4,382,105
Kabel Deutschland Holding AG(1)	26,871	1,781,172
SAP AG ADR	34,241	2,248,264

		8,411,541

HONG KONG — 0.1%
Michael Kors Holdings Ltd.(1)	10,011	540,093

INDONESIA — 0.4%
PT Bank Mandiri (Persero) Tbk	1,997,631	1,634,140

ISRAEL — 0.3%
Check Point Software Technologies Ltd.(1)	33,364	1,537,747

ITALY — 2.2%
Pirelli & C SpA	216,678	2,384,704
Saipem SpA	152,810	7,255,716

		9,640,420

JAPAN — 5.3%
FANUC Corp.	15,600	2,548,362
ORIX Corp.	43,060	3,981,792
Rakuten, Inc.	659,700	6,369,924
Toyota Motor Corp.	137,700	5,443,278
Unicharm Corp.	91,500	5,323,233

		23,666,589

NETHERLANDS — 2.0%
ASML Holding NV New York Shares	46,308	2,628,905
European Aeronautic Defence and Space Co. NV	62,595	2,387,154
Koninklijke Vopak NV	7,814	501,251

Unilever CVA	96,307	3,359,072

		8,876,382

PEOPLE'S REPUBLIC OF CHINA — 1.3%
Baidu, Inc. ADR(1)	52,614	5,863,304

PERU — 0.3%
Credicorp Ltd.	11,225	1,352,949

PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	148,135	2,474,385

RUSSIAN FEDERATION — 0.7%
Sberbank of Russia ADR	252,965	2,911,627

SOUTH KOREA — 1.0%
Hyundai Motor Co.	20,841	4,417,548

SPAIN — 0.9%
Grifols SA(1)	138,892	3,913,243

SWEDEN — 0.5%
Atlas Copco AB A Shares	105,750	2,366,608

SWITZERLAND — 4.1%
Nestle SA	133,483	8,298,121
Swatch Group AG (The)	7,261	2,972,241
Syngenta AG	13,370	4,508,016
Xstrata plc	168,963	2,554,639

		18,333,017

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	734,843	3,150,712

UNITED KINGDOM — 8.3%
Admiral Group plc	110,358	2,078,252
Aggreko plc	70,226	2,631,599
BG Group plc	314,706	6,436,217
Burberry Group plc	125,675	2,699,955
Capita Group plc (The)	361,880	4,148,695
Compass Group plc	393,094	4,425,399
GlaxoSmithKline plc	84,030	1,901,337
Kingfisher plc	694,390	3,038,732
Petrofac Ltd.	50,995	1,216,206
Reckitt Benckiser Group plc	47,059	2,660,128
Rio Tinto plc	60,015	2,606,791
Standard Chartered plc	151,372	3,344,556

		37,187,867

UNITED STATES — 60.6%
Aflac, Inc.	90,734	4,190,096
Alexion Pharmaceuticals, Inc.(1)	21,200	2,272,852
Alliance Data Systems Corp.(1)	34,191	4,706,391
Amazon.com, Inc.(1)	12,590	3,125,216
American Express Co.	114,101	6,652,088
American Tower Corp.	116,464	8,199,066
Apple, Inc.	30,693	20,418,211
B/E Aerospace, Inc.(1)	67,475	2,716,544
BorgWarner, Inc.(1)	50,970	3,505,717
Cameron International Corp.(1)	12,502	683,984

Celgene Corp.(1)	30,757	2,215,734
Cerner Corp.(1)	48,775	3,567,404
Charles Schwab Corp. (The)	524,630	7,077,259
CIT Group, Inc.(1)	157,629	5,952,071
Colgate-Palmolive Co.	51,233	5,446,580
Continental Resources, Inc.(1)	24,184	1,791,067
Costco Wholesale Corp.	33,242	3,253,395
Danaher Corp.	162,178	8,687,875
eBay, Inc.(1)	70,454	3,344,451
EMC Corp.(1)	199,641	5,248,562
Equinix, Inc.(1)	32,151	6,354,645
Estee Lauder Cos., Inc. (The), Class A	24,871	1,491,016
Express Scripts Holding Co.(1)	95,419	5,975,138
FactSet Research Systems, Inc.	27,483	2,535,856
Family Dollar Stores, Inc.	31,721	2,018,724
Google, Inc., Class A(1)	19,182	13,141,396
Harley-Davidson, Inc.	93,556	3,925,610
Home Depot, Inc. (The)	98,854	5,609,965
IntercontinentalExchange, Inc.(1)	42,119	5,757,667
Intuitive Surgical, Inc.(1)	9,439	4,642,006
Kraft Foods, Inc., Class A	188,975	7,848,132
Liberty Global, Inc. Class A(1)	128,796	7,118,555
MasterCard, Inc., Class A	16,170	6,838,293
Mead Johnson Nutrition Co.	61,304	4,495,422
Monsanto Co.	61,427	5,350,906
National Oilwell Varco, Inc.	46,423	3,658,132
O'Reilly Automotive, Inc.(1)	31,124	2,643,984
Occidental Petroleum Corp.	78,960	6,712,390
Oceaneering International, Inc.	49,693	2,660,563
Pall Corp.	61,700	3,424,967
Precision Castparts Corp.	48,687	7,842,502
priceline.com, Inc.(1)	12,013	7,262,699
QUALCOMM, Inc.	104,912	6,447,892
Schlumberger Ltd.	95,530	6,914,461
Tractor Supply Co.	24,099	2,300,973
Union Pacific Corp.	78,749	9,563,279
VeriFone Systems, Inc.(1)	61,470	2,135,468
Verisk Analytics, Inc. Class A(1)	52,970	2,570,104
Visa, Inc., Class A	34,924	4,479,003
Waters Corp.(1)	27,923	2,239,145
Wells Fargo & Co.	200,622	6,827,167
Whole Foods Market, Inc.	35,790	3,462,683
Yum! Brands, Inc.	45,608	2,906,142

		270,209,448

TOTAL COMMON STOCKS (Cost $338,764,493)		440,338,841

TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% -1.25%, 10/15/14 - 8/31/15, valued at $1,113,034), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $1,090,233)		1,090,214

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,679,986), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $1,635,346)	1,635,322
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $275,720), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $270,201)	270,197

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,995,733)	2,995,733

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $341,760,226)	443,334,574

OTHER ASSETS AND LIABILITIES — 0.7%	2,920,168

TOTAL NET ASSETS — 100.0%	$446,254,742

Market Sector Diversification
(as a % of net assets)
Information Technology	20.5%
Consumer Discretionary	16.9%
Financials	15.8%
Consumer Staples	13.1%
Industrials	11.4%
Energy	8.4%
Health Care	7.9%
Materials	4.7%
Cash and Equivalents*	1.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	270,209,448	—	—
Foreign Common Stocks	16,105,932	154,023,461	—
Temporary Cash Investments	—	2,995,733	—
Total Value of Investment Securities	286,315,380	157,019,194	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$343,305,369
Gross tax appreciation of investments	$107,606,303
Gross tax depreciation of investments	(7,577,098)
Net tax appreciation (depreciation) of investments	$100,029,205

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Discovery Fund

August 31, 2012

International Discovery - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%

AUSTRALIA — 2.8%
Ansell Ltd.	194,877	3,052,270
James Hardie Industries SE	668,679	5,789,285
Mesoblast Ltd.(1)	497,100	3,261,225
Oil Search Ltd.	726,739	5,646,243

		17,749,023

BELGIUM — 1.2%
Umicore SA	158,755	7,532,006

BERMUDA — 1.3%
Golar LNG Ltd.	209,713	8,203,973

BRAZIL — 1.8%
BR Properties SA	562,300	6,800,564
Hypermarcas SA(1)	655,900	4,291,025

		11,091,589

CANADA — 8.9%
Alimentation Couche Tard, Inc. B Shares	210,817	10,723,170
Catamaran Corp.(1)	163,776	14,215,242
First Quantum Minerals Ltd.	270,437	5,209,839
Franco-Nevada Corp.	198,516	10,298,867
Imax Corp.(1)	286,101	5,782,101
Inmet Mining Corp.	68,031	3,037,326
Methanex Corp.	84,307	2,512,746
New Gold, Inc.(1)	422,451	4,679,853

		56,459,144

CYPRUS — 0.8%
Globaltrans Investment plc GDR	269,511	5,066,807

FINLAND — 0.3%
Nokian Renkaat Oyj	54,764	2,155,323

FRANCE — 8.6%
Edenred	118,104	3,155,228
Iliad SA	86,502	13,709,078
Ingenico	139,742	7,412,993
Sodexo	72,184	5,708,158
Technip SA	170,800	17,990,051
Zodiac Aerospace	64,535	6,154,470

		54,129,978

GERMANY — 2.3%
GEA Group AG	147,737	3,902,295
Hugo Boss AG	36,505	3,375,284
Lanxess AG	94,011	7,132,661

		14,410,240

HONG KONG — 2.1%
Link Real Estate Investment Trust (The)	1,127,000	5,027,650
Melco Crown Entertainment Ltd. ADR(1)	255,877	2,998,878

Techtronic Industries Co.	3,628,500	5,511,089

		13,537,617

INDIA — 1.1%
HCL Technologies Ltd.	566,710	5,546,372
Yes Bank Ltd.	193,406	1,143,051

		6,689,423

INDONESIA — 0.8%
PT Semen Gresik (Persero) Tbk	4,096,000	5,326,733

IRELAND — 1.4%
Amarin Corp. plc ADR(1)	85,997	1,177,299
UBM plc	703,672	7,530,779

		8,708,078

ISRAEL — 3.5%
Allot Communications Ltd.(1)	142,578	3,766,911
Mellanox Technologies Ltd.(1)	159,334	18,226,216

		21,993,127

ITALY — 1.7%
Fiat SpA(1)	462,982	2,522,692
Pirelli & C SpA	737,859	8,120,691

		10,643,383

JAPAN — 8.5%
Aeon Credit Service Co. Ltd.	242,000	4,639,402
Aisin Seiki Co. Ltd.	91,500	2,909,956
Anritsu Corp.	227,000	2,739,830
Chiyoda Corp.	106,000	1,394,470
Daihatsu Motor Co. Ltd.	122,000	1,989,833
Daito Trust Construction Co. Ltd.	41,600	4,059,314
Fuji Heavy Industries Ltd.	415,000	3,318,092
Kansai Paint Co. Ltd.	236,000	2,378,236
McDonald's Holdings Co. Japan Ltd.	126,500	3,586,819
Otsuka Corp.	31,400	2,767,227
Park24 Co. Ltd.	394,400	6,503,230
Seven Bank Ltd.	1,536,300	4,238,340
Shimano, Inc.	70,500	5,078,485
Sysmex Corp.	70,100	3,214,241
Yakult Honsha Co. Ltd.	52,200	2,240,143
Yokogawa Electric Corp.	215,900	2,517,615

		53,575,233

NETHERLANDS — 4.9%
Fugro NV CVA	63,186	3,844,223
Gemalto NV	239,997	19,020,716
Koninklijke Vopak NV	128,901	8,268,715

		31,133,654

NORWAY — 2.9%
Aker Solutions ASA	786,554	14,359,342
Petroleum Geo-Services ASA	282,246	4,290,659

		18,650,001

PEOPLE'S REPUBLIC OF CHINA — 5.0%
AAC Technologies Holdings, Inc.	4,044,500	13,740,751
Brilliance China Automotive Holdings Ltd.(1)	5,352,000	5,230,586
China State Construction International Holdings Ltd.	1,478,000	1,574,054
Great Wall Motor Co. Ltd. H Shares	1,471,500	3,323,987
Longfor Properties Co. Ltd.	3,279,000	4,726,593
Zhuzhou CSR Times Electric Co. Ltd. H Shares	1,375,000	3,318,742

		31,914,713

SINGAPORE — 1.3%
Global Logistic Properties Ltd.	3,334,000	6,339,013
Golden Agri-Resources Ltd.	3,374,000	1,921,813

		8,260,826

SOUTH AFRICA — 1.8%
Discovery Holdings Ltd.	934,547	6,414,932
Mr Price Group Ltd.	322,631	5,225,524

		11,640,456

SOUTH KOREA — 3.0%
Hotel Shilla Co. Ltd.	89,321	4,227,421
NCSoft Corp.	10,948	2,436,373
Nexen Tire Corp.	351,660	6,043,733
Orion Corp.	7,425	6,020,491

		18,728,018

SPAIN — 1.5%
Grifols SA(1)	283,425	7,985,420
Viscofan SA	28,633	1,268,073

		9,253,493

SWEDEN — 6.3%
Electrolux AB	259,394	6,282,927
Elekta AB B Shares	117,901	6,008,817
Hexagon AB B Shares	461,494	9,268,627
Lundin Petroleum AB(1)	282,930	6,387,308
Swedish Match AB	293,589	12,200,733

		40,148,412

SWITZERLAND — 4.0%
Aryzta AG	95,338	4,688,509
Clariant AG	949,100	10,647,178
DKSH Holding AG(1)	90,538	5,400,795
GAM Holding AG	389,521	4,610,440

		25,346,922

TAIWAN (REPUBLIC OF CHINA) — 1.7%
First Financial Holding Co. Ltd.	3,784,000	2,191,994
Hiwin Technologies Corp.	24,200	174,525
Radiant Opto-Electronics Corp.	1,728,340	7,415,168
Simplo Technology Co. Ltd.	71,200	420,767
Vanguard International Semiconductor Corp.	1,384,000	700,063

		10,902,517

UNITED KINGDOM — 19.2%
Aggreko plc	295,808	11,084,897

ARM Holdings plc	733,703	6,687,163
Ashmore Group plc	253,669	1,325,174
Ashtead Group plc	2,929,585	13,183,044
Babcock International Group plc	1,028,741	15,305,777
Croda International plc	324,266	12,130,717
Experian plc	203,333	3,241,540
Inmarsat plc	671,086	6,100,472
Intercontinental Hotels Group plc	479,050	12,208,594
Intertek Group plc	116,373	5,201,641
Johnson Matthey plc	201,314	7,674,956
Ophir Energy plc(1)	415,136	3,721,038
Subsea 7 SA	470,492	10,813,762
Telecity Group plc	389,063	5,374,635
Wolseley plc	175,876	7,098,913

		121,152,323

TOTAL COMMON STOCKS (Cost $537,760,302)		624,403,012

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% -1.25%, 10/15/14 - 8/31/15, valued at $2,482,903), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $2,432,041)		2,431,998
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,747,632), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $3,648,049)		3,647,996
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $615,062), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $602,750)		602,742

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,682,736)		6,682,736

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $544,443,038)		631,085,748

OTHER ASSETS AND LIABILITIES — 0.2%		1,324,008

TOTAL NET ASSETS — 100.0%		$632,409,756

Market Sector Diversification
(as a % of net assets)
Industrials	17.3%
Consumer Discretionary	16.3%
Information Technology	15.8%
Materials	13.2%
Energy	11.8%
Financials	8.1%
Consumer Staples	6.8%
Health Care	6.2%
Telecommunication Services	3.2%
Cash and Equivalents*	1.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	45,222,185	579,180,827	—
Temporary Cash Investments	—	6,682,736	—
Total Value of Investment Securities	45,222,185	585,863,563	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$547,305,556
Gross tax appreciation of investments	$92,353,275
Gross tax depreciation of investments	(8,573,083)
Net tax appreciation (depreciation) of investments	$83,780,192

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Growth Fund

August 31, 2012

International Growth - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%

AUSTRALIA — 3.8%
BHP Billiton Ltd.	760,754	24,986,073
James Hardie Industries SE	694,374	6,011,747
Coca-Cola Amatil Ltd.	879,755	12,443,095
Commonwealth Bank of Australia	261,850	14,808,825

		58,249,740

BELGIUM — 2.4%
Anheuser-Busch InBev NV	243,264	20,433,174
Colruyt SA	98,114	4,658,027
Umicore SA	261,956	12,428,296

		37,519,497

BRAZIL — 0.6%
BR Malls Participacoes SA	469,800	5,883,204
Itau Unibanco Holding SA Preference Shares	256,700	4,055,554

		9,938,758

CANADA — 1.4%
Bank of Nova Scotia	169,888	9,004,969
Canadian National Railway Co.	135,490	12,397,867

		21,402,836

DENMARK — 2.5%
Christian Hansen Holding A/S	478,371	14,276,477
Novo Nordisk A/S B Shares	152,595	24,032,331

		38,308,808

FINLAND — 0.5%
Kone Oyj	130,154	7,964,379

FRANCE — 10.2%
Air Liquide SA	32,926	3,874,310
BNP Paribas SA	453,370	19,704,946
Cie Generale d'Optique Essilor International SA	125,552	10,958,020
Iliad SA	50,403	7,988,008
L'Oreal SA	88,722	10,907,249
LVMH Moet Hennessy Louis Vuitton SA	68,374	11,162,905
Pernod-Ricard SA	202,206	21,788,853
Publicis Groupe SA	89,337	4,636,868
Sanofi	342,710	28,040,493
Schneider Electric SA	174,125	10,996,714
Technip SA	159,349	16,783,938
Zodiac Aerospace	98,070	9,352,582

		156,194,886

GERMANY — 7.8%
adidas AG	81,766	6,398,004
BASF SE	225,770	17,552,401
Deutsche Post AG	379,205	7,366,709
E.ON AG	240,956	5,541,716
Fresenius Medical Care AG & Co. KGaA	112,444	8,108,300

HeidelbergCement AG	125,688	6,350,490
Henkel AG & Co. KGaA Preference Shares	73,608	5,563,381
Kabel Deutschland Holding AG(1)	244,089	16,179,697
Muenchener Rueckversicherungs AG	143,308	21,215,754
SAP AG	216,222	14,253,634
Volkswagen AG Preference Shares	59,941	10,585,288

		119,115,374

HONG KONG — 1.3%
AIA Group Ltd.	1,791,800	6,156,753
China Unicom Ltd. ADR	358,645	5,688,110
Link Real Estate Investment Trust (The)	1,790,627	7,988,150

		19,833,013

INDIA — 0.4%
HDFC Bank Ltd. ADR	181,659	6,100,109

INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	15,771,452	12,901,660

IRELAND — 0.6%
Shire plc	285,274	8,678,955

ITALY — 4.9%
ENI SpA	980,994	21,741,215
Luxottica Group SpA	170,233	6,209,453
Pirelli & C SpA	622,861	6,855,052
Prada SpA	1,873,600	14,433,770
Saipem SpA	532,246	25,272,077

		74,511,567

JAPAN — 13.2%
Daito Trust Construction Co. Ltd.	94,700	9,240,794
FANUC Corp.	64,600	10,552,832
Fast Retailing Co. Ltd.	37,900	8,843,898
Hitachi Ltd.	1,329,000	7,621,445
Japan Tobacco, Inc.	548,829	16,550,039
Kubota Corp.	1,203,000	11,554,454
Lawson, Inc.	205,900	15,778,785
Mitsubishi Corp.	578,000	10,623,182
Mitsubishi Estate Co. Ltd.	617,000	10,819,861
Mitsubishi Heavy Industries Ltd.	3,248,000	13,440,858
Murata Manufacturing Co. Ltd.	125,700	6,197,101
Nitori Holdings Co. Ltd.	66,650	6,673,938
ORIX Corp.	193,520	17,894,946
Rakuten, Inc.	1,288,304	12,439,592
SOFTBANK Corp.	234,400	9,550,239
Toyota Motor Corp.	469,100	18,543,515
Unicharm Corp.	278,800	16,219,861

		202,545,340

LUXEMBOURG — 0.4%
SES SA	233,179	6,000,765

MACAU — 0.3%
Sands China Ltd.	1,103,200	3,897,354

NETHERLANDS — 4.0%
ASML Holding NV	344,729	19,527,181
European Aeronautic Defence and Space Co. NV	382,092	14,571,649
Gemalto NV	164,771	13,058,757
Koninklijke Vopak NV	219,131	14,056,771

		61,214,358

NORWAY — 2.2%
Statoil ASA	915,666	23,510,418
Telenor ASA	597,008	10,909,289

		34,419,707

PEOPLE'S REPUBLIC OF CHINA — 1.1%
Baidu, Inc. ADR(1)	93,890	10,463,102
Tencent Holdings Ltd.	207,300	6,334,504

		16,797,606

PERU — 0.6%
Credicorp Ltd.	75,219	9,066,146

PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	463,391	7,740,290

RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR	407,705	13,001,713
Sberbank of Russia	3,373,708	9,803,995

		22,805,708

SINGAPORE — 1.4%
DBS Group Holdings Ltd.	1,064,000	12,334,376
Keppel Corp. Ltd.	1,080,000	9,695,307

		22,029,683

SOUTH KOREA — 2.3%
Hyundai Motor Co.	76,080	16,126,245
Samsung Electronics Co. Ltd.	18,163	19,737,780

		35,864,025

SPAIN — 3.1%
Banco Bilbao Vizcaya Argentaria SA	980,638	7,490,720
Grifols SA(1)	857,989	24,173,598
Inditex SA	137,521	15,292,623

		46,956,941

SWEDEN — 2.8%
Atlas Copco AB A Shares	247,372	5,536,005
Electrolux AB	346,752	8,398,874
Elekta AB B Shares	181,126	9,231,075
Swedbank AB A Shares	835,035	14,614,562
Volvo AB B Shares	360,233	4,566,694

		42,347,210

SWITZERLAND — 7.8%
Adecco SA	167,510	7,597,343
Nestle SA	569,697	35,415,855
Roche Holding AG	150,537	27,404,767
SGS SA	4,969	10,024,399

Syngenta AG	73,122	24,654,836
UBS AG	474,876	5,312,324
Zurich Financial Services AG	39,408	9,473,275

		119,882,799

TAIWAN (REPUBLIC OF CHINA) — 1.6%
Hon Hai Precision Industry Co. Ltd.	4,660,300	13,194,666
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	805,883	11,846,480

		25,041,146

THAILAND — 0.9%
Kasikornbank PCL NVDR	2,487,200	13,414,291

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	2,531,486	10,853,997

UNITED KINGDOM — 17.8%
Admiral Group plc	203,317	3,828,848
Aggreko plc	342,842	12,847,416
Antofagasta plc	548,724	9,645,202
ARM Holdings plc	1,195,873	10,899,503
BG Group plc	776,884	15,888,460
British American Tobacco plc	338,014	17,719,675
Burberry Group plc	310,389	6,668,281
Capita Group plc (The)	1,075,982	12,335,364
Carnival plc	121,061	4,150,177
Compass Group plc	574,709	6,469,996
Experian plc	344,062	5,485,045
GlaxoSmithKline plc	582,821	13,187,419
HSBC Holdings plc (Hong Kong)	1,731,782	14,982,378
Intercontinental Hotels Group plc	486,265	12,392,468
Lloyds Banking Group plc(1)	19,010,544	10,054,927
Petrofac Ltd.	497,534	11,865,948
Rio Tinto plc	435,673	18,923,746
Rolls-Royce Holdings plc	346,403	4,515,799
Standard Chartered plc	661,626	14,618,591
Unilever plc	683,028	24,554,138
Vodafone Group plc	4,556,904	13,132,768
Whitbread plc	416,013	14,070,070
Wolseley plc	367,739	14,843,113

		273,079,332

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $1,244,204,606)		1,524,676,280

OTHER ASSETS AND LIABILITIES — 0.6%		8,454,544

TOTAL NET ASSETS — 100.0%		$1,533,130,824

Market Sector Diversification
(as a % of net assets)
Financials	18.3%
Consumer Staples	14.6%
Consumer Discretionary	14.0%
Industrials	13.7%
Health Care	10.2%

Materials	8.9%
Information Technology	8.7%
Energy	7.5%
Telecommunication Services	3.1%
Utilities	0.4%
Other Assets and Liabilities	0.6%

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Total Value of Investment Securities	43,163,947	1,481,512,333	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,273,384,747
Gross tax appreciation of investments	$272,832,987
Gross tax depreciation of investments	(21,541,454)
Net tax appreciation (depreciation) of investments	$251,291,533

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Opportunities Fund

August 31, 2012

International Opportunities - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%

AUSTRALIA — 2.8%
Flight Centre Ltd.	48,228	1,190,859
McMillan Shakespeare Ltd.	37,417	482,444
NRW Holdings Ltd.	66,361	169,345
Regis Resources Ltd.(1)	130,999	641,519

		2,484,167

AUSTRIA — 0.5%
AMS AG	5,366	480,000

BERMUDA — 1.9%
Golar LNG Ltd.	20,044	784,121
Lancashire Holdings Ltd.	71,405	908,178

		1,692,299

BRAZIL — 3.3%
Brazil Pharma SA	120,000	730,085
Estacio Participacoes SA	30,300	462,732
Marcopolo SA Preference Shares	90,100	512,663
Mills Estruturas e Servicos de Engenharia SA	76,400	1,128,744
QGEP Participacoes SA	25,100	137,253

		2,971,477

CAMBODIA — 0.5%
NagaCorp Ltd.	890,000	460,150

CANADA — 4.0%
Africa Oil Corp.(1)	44,138	394,029
Canadian Western Bank	30,982	884,123
Detour Gold Corp.(1)	25,072	630,774
Dollarama, Inc.	26,685	1,605,296

		3,514,222

DENMARK — 2.8%
Christian Hansen Holding A/S	69,363	2,070,065
Pandora A/S	32,432	438,237

		2,508,302

FINLAND — 1.7%
Huhtamaki Oyj	69,786	1,001,533
Outotec Oyj	10,544	476,380

		1,477,913

FRANCE — 5.4%
CFAO SA	13,157	616,942
Eurofins Scientific	8,213	1,069,187
Ingenico	48,819	2,589,736
Zodiac Aerospace	5,990	571,245

		4,847,110

GERMANY — 6.2%
Gerry Weber International AG	30,176	1,219,506
Gildemeister AG	30,940	450,456

GSW Immobilien AG	12,353	440,336
KUKA AG(1)	27,898	695,837
Symrise AG	21,296	720,948
TAG Immobilien AG	63,492	605,261
Wirecard AG	65,104	1,394,140

		5,526,484

HONG KONG — 5.5%
China Everbright International Ltd.	1,274,000	624,192
China Overseas Grand Oceans Group Ltd.	1,221,750	1,157,803
KWG Property Holding Ltd.	1,193,500	613,988
Sino Biopharmaceutical	1,136,000	443,799
Techtronic Industries Co.	595,000	903,706
Vinda International Holdings Ltd.	712,000	1,112,622

		4,856,110

INDIA — 2.6%
Cummins India Ltd.	53,220	440,112
Hathway Cable & Datacom Ltd.(1)	34,415	112,665
Havells India Ltd.	21,771	212,857
Mahindra & Mahindra Financial Services Ltd.	29,821	395,406
McLeod Russel India Ltd.	78,818	448,182
Wockhardt Ltd.(1)	32,812	725,344

		2,334,566

INDONESIA — 1.9%
PT Jasa Marga	1,264,500	762,546
PT Mitra Adiperkasa Tbk	820,500	567,939
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,536,500	386,744

		1,717,229

IRELAND — 1.0%
UBM plc	82,303	880,816

ISRAEL — 2.6%
Mellanox Technologies Ltd.(1)	20,574	2,353,460

ITALY — 2.4%
Banca Generali SpA	111,774	1,321,540
Salvatore Ferragamo Italia SpA	40,087	828,424

		2,149,964

JAPAN — 13.3%
Aeon Credit Service Co. Ltd.	22,800	437,101
Anritsu Corp.	57,000	687,975
Calbee, Inc.	8,900	703,634
Disco Corp.	8,200	406,360
H2O Retailing Corp.	42,000	443,093
Japan Aviation Electronics Industry Ltd.	49,000	404,917
Jin Co. Ltd.	22,000	497,350
Kansai Paint Co. Ltd.	43,000	433,323
M3, Inc.	125	661,760
MonotaRO Co. Ltd.	39,940	854,964
NET One Systems Co. Ltd.	31,500	416,004
Nihon Kohden Corp.	25,900	877,944
Pigeon Corp.	10,600	498,895

Sanwa Holdings Corp.	84,000	349,754
Seria Co. Ltd.	13,900	216,946
Seven Bank Ltd.	240,800	664,318
Ship Healthcare Holdings, Inc.	30,600	890,310
Tamron Co. Ltd.	26,300	871,348
Tsubakimoto Chain Co.	149,000	881,116
United Arrows Ltd.	7,700	224,229
Zeon Corp.	56,000	451,319

		11,872,660

MEXICO — 1.2%
Genomma Lab Internacional SAB de CV Class B(1)	531,020	1,071,789

NETHERLANDS — 1.2%
Brunel International NV	8,596	375,070
InterXion Holding NV(1)	36,589	698,484

		1,073,554

NEW ZEALAND — 0.5%
Trade Me Ltd.(1)	145,756	455,520

NORWAY — 3.2%
Det Norske Oljeselskap ASA(1)	35,302	569,245
Petroleum Geo-Services ASA	84,277	1,281,166
Tomra Systems ASA	118,359	1,019,112

		2,869,523

PEOPLE'S REPUBLIC OF CHINA — 1.2%
AirTAC International Group	87,000	424,093
Biostime International Holdings Ltd.	98,500	242,568
China Lilang Ltd.	581,000	409,759

		1,076,420

PHILIPPINES — 1.0%
International Container Terminal Services, Inc.	281,200	457,806
Universal Robina Corp.	293,100	424,238

		882,044

SINGAPORE — 0.7%
Ezion Holdings Ltd.	758,000	641,548

SOUTH KOREA — 3.4%
Cheil Worldwide, Inc.	27,560	491,872
Cosmax, Inc.	23,400	783,695
Hotel Shilla Co. Ltd.	27,185	1,286,623
Jinsung T.E.C.	23,356	190,821
Soulbrain Co. Ltd.	6,823	233,321

		2,986,332

SWEDEN — 1.1%
Trelleborg AB B Shares	90,098	936,055

SWITZERLAND — 0.5%
Kaba Holding AG	1,162	450,949

TAIWAN (REPUBLIC OF CHINA) — 4.1%
Chicony Electronics Co. Ltd.	203,000	428,353
Chipbond Technology Corp.	335,000	491,578
CTCI Corp.	290,000	548,997

Ginko International Co. Ltd.	100,425	1,180,248
Johnson Health Tech Co. Ltd.	187,000	431,428
Radiant Opto-Electronics Corp.	126,800	544,015

		3,624,619

THAILAND — 0.8%
Home Product Center PCL	582,500	230,509
Thai Union Frozen Products PCL	196,900	468,136

		698,645

TURKEY — 0.5%
Bizim Toptan Satis Magazalari AS	33,721	456,917

UNITED KINGDOM — 19.9%
Aberdeen Asset Management plc	473,685	2,096,218
Ashtead Group plc	476,906	2,146,063
AZ Electronic Materials SA	98,438	485,796
Bellway plc	106,075	1,463,668
Bodycote plc	84,672	468,143
Croda International plc	37,419	1,399,836
Elementis plc	155,693	544,372
EnQuest plc(1)	273,283	482,533
Filtrona plc	52,808	448,604
Great Portland Estates plc	89,480	624,872
Imagination Technologies Group plc(1)	87,413	828,629
John Wood Group plc	100,138	1,304,630
Millennium & Copthorne Hotels plc	70,157	535,049
Pennon Group plc	38,034	444,789
Rightmove plc	24,270	619,677
Rotork plc	16,556	577,820
Shaftesbury plc	53,280	440,347
Spectris plc	44,951	1,234,082
Telecity Group plc	118,537	1,637,506

		17,782,634

TOTAL COMMON STOCKS (Cost $71,154,685)		87,133,478

EXCHANGE-TRADED FUNDS — 1.0%
Market Vectors Junior Gold Miners ETF (Cost $897,110)	40,900	886,712

TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% -1.25%, 10/15/14 - 8/31/15, valued at $38,132), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $37,351)		37,350
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $57,555), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $56,025)		56,024
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $9,446), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $9,257)	9,257

TOTAL TEMPORARY CASH INVESTMENTS (Cost $102,631)	102,631

TOTAL INVESTMENT SECURITIES — 98.8% (Cost $72,154,426)	88,122,821

OTHER ASSETS AND LIABILITIES — 1.2%	1,068,345

TOTAL NET ASSETS — 100.0%	$89,191,166

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	19.4%
Industrials	18.5%
Information Technology	16.2%
Financials	12.0%
Materials	10.1%
Health Care	7.7%
Consumer Staples	7.1%
Energy	6.2%
Diversified	1.0%
Utilities	0.5%
Cash and Equivalents*	1.3%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ETF	-	Exchange-Traded Fund

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	3,836,065	83,297,413	—
Exchange-Traded Funds	886,712	—	—
Temporary Cash Investments	—	102,631	—
Total Value of Investment Securities	4,722,777	83,400,044	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,473,650
Gross tax appreciation of investments	$16,838,871
Gross tax depreciation of investments	(1,189,700)
Net tax appreciation (depreciation) of investments	$15,649,171

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Value Fund

August 31, 2012

International Value - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%

AUSTRALIA — 10.0%
Australia & New Zealand Banking Group Ltd.	24,700	633,376
Commonwealth Bank of Australia	12,700	718,243
Iluka Resources Ltd.	3,000	28,515
Monadelphous Group Ltd.	2,300	47,739
National Australia Bank Ltd.	3,208	83,555
OZ Minerals Ltd.	12,910	83,229
Spark Infrastructure Group	19,500	32,637
Telstra Corp. Ltd.	54,647	217,365
Western Areas NL	5,500	22,616
Westpac Banking Corp.	26,700	683,283

		2,550,558

AUSTRIA — 1.5%
Oesterreichische Post AG	6,300	211,178
Raiffeisen Bank International AG	5,000	167,193

		378,371

BELGIUM — 0.5%
KBC Groep NV	6,000	130,446

DENMARK — 0.2%
Novo Nordisk A/S B Shares	400	62,996

FINLAND — 1.4%
Metso Oyj	4,500	160,974
Nokia Oyj	40,000	113,705
UPM-Kymmene Oyj	7,250	80,293

		354,972

FRANCE — 11.1%
AXA SA	14,337	207,561
CNP Assurances	12,420	150,610
Euler Hermes SA	4,000	247,787
France Telecom SA	13,067	180,710
GDF Suez	2,150	52,936
Plastic Omnium SA	1,900	52,170
Sanofi	7,613	622,895
Technicolor SA(1)	19,850	49,635
Total S.A.	15,330	765,595
UbiSoft Entertainment SA(1)	4,250	32,127
Valeo SA	5,200	245,958
Veolia Environnement SA	6,950	73,570
Vivendi SA	7,264	142,440

		2,823,994

GERMANY — 7.4%
Allianz SE	3,000	329,305
Aurubis AG	1,100	59,577
BASF SE	2,019	156,966
Bayer AG	850	65,933
Deutsche Boerse AG	3,700	190,483

Deutsche Post AG	11,140	216,414
E.ON AG	14,320	329,344
Gildemeister AG	6,750	98,273
Leoni AG	1,800	67,468
ProSiebenSat.1 Media AG Preference Shares	10,560	254,424
Siemens AG	1,280	121,425

		1,889,612

HONG KONG — 4.2%
BOC Hong Kong Holdings Ltd.	100,000	316,531
Cheung Kong Holdings Ltd.	7,300	99,298
Link Real Estate Investment Trust (The)	33,500	149,447
MGM China Holdings Ltd.	103,600	170,709
SJM Holdings Ltd.	37,000	77,950
Wharf Holdings Ltd.	21,000	129,288
Wheelock & Co. Ltd.	36,000	137,159

		1,080,382

ISRAEL — 0.7%
Bank Hapoalim BM	49,500	152,428
Delek Group Ltd.	200	29,232

		181,660

ITALY — 4.5%
Assicurazioni Generali SpA	2,300	32,806
Enel SpA	84,100	277,146
ENI SpA	24,680	546,969
Mediaset SpA	102,800	206,107
Societa Iniziative Autostradali e Servizi SpA	12,800	91,769

		1,154,797

JAPAN — 19.1%
Asahi Kasei Corp.	43,000	223,526
Central Japan Railway Co.	21	182,655
Chiba Bank Ltd. (The)	9,000	52,072
Daicel Chemical Industries, Ltd.	5,000	30,653
Daihatsu Motor Co. Ltd.	15,000	244,652
Daikyo, Inc.	35,000	84,041
Daito Trust Construction Co. Ltd.	700	68,306
FamilyMart Co. Ltd.	2,200	106,073
Fujitsu Ltd.	37,000	150,278
INPEX Corp.	44	250,080
ITOCHU Corp.	800	8,113
Japan Tobacco, Inc.	4,000	120,621
JGC Corp.	9,000	277,029
KDDI Corp.	46	329,012
Konica Minolta Holdings, Inc.	25,500	188,575
Lawson, Inc.	3,200	245,226
Mitsubishi UFJ Financial Group, Inc.	14,000	63,657
Namco Bandai Holdings, Inc.	6,000	95,025
Nippon Telegraph & Telephone Corp.	8,000	369,372
Nitto Denko Corp.	2,300	106,195
NTT Data Corp.	81	241,464
Resona Holdings, Inc.	66,700	259,831
Seven & I Holdings Co. Ltd.	9,700	294,240

SOFTBANK Corp.	6,800	277,055
Sohgo Security Services Co. Ltd.	5,000	73,759
Suzuken Co. Ltd.	5,000	169,296
T&D Holdings, Inc.	7,000	70,809
Tokyo Ohka Kogyo Co. Ltd.	1,300	29,107
TS Tech Co. Ltd.	8,500	153,292
UNY Co. Ltd.	11,300	93,668

		4,857,682

NETHERLANDS — 5.1%
Aegon NV	19,030	97,730
ING Groep NV CVA(1)	39,686	303,596
Royal Dutch Shell plc B Shares	24,725	891,782

		1,293,108

NEW ZEALAND†
Vector Ltd.	5,800	12,581

NORWAY — 1.6%
STX OSV Holdings Ltd.	115,000	140,233
Telenor ASA	9,390	171,586
TGS Nopec Geophysical Co. ASA	3,200	93,482

		405,301

PORTUGAL — 0.2%
EDP - Energias de Portugal SA	17,800	43,390

SINGAPORE — 0.5%
United Overseas Bank Ltd.	8,000	122,519

SPAIN — 5.2%
Banco Santander SA	80,506	574,147
Endesa SA	11,600	200,327
Grupo Catalana Occidente SA	8,200	122,736
Mapfre SA	115,068	279,334
Telefonica SA	12,100	152,802

		1,329,346

SWEDEN — 1.6%
Hennes & Mauritz AB B Shares	2,400	86,835
Intrum Justitia AB	17,100	252,412
Svenska Cellulosa AB B Shares	3,475	62,131

		401,378

SWITZERLAND — 6.8%
Credit Suisse Group AG	4,621	89,254
Helvetia Holding AG	650	214,125
Nestle SA	1,500	93,249
Novartis AG	7,400	436,001
OC Oerlikon Corp. AG	26,950	239,380
Roche Holding AG	1,610	293,095
Swiss Life Holding AG	2,700	306,568
Swiss Re AG	907	56,860

		1,728,532

UNITED KINGDOM — 17.6%
AstraZeneca plc	3,000	139,882

Berendsen plc	5,800	50,008
BHP Billiton plc	8,200	239,054
BP plc	61,640	431,972
BT Group plc	35,446	122,472
Centrica plc	28,700	148,881
Drax Group plc	31,750	234,930
Evraz plc	11,200	40,014
GlaxoSmithKline plc	12,275	277,745
HSBC Holdings plc	104,700	909,543
HSBC Holdings plc (Hong Kong)	28,400	245,700
London Stock Exchange Group plc	15,700	247,672
Marks & Spencer Group plc	33,840	192,256
Micro Focus International plc	5,500	47,421
Mondi plc	29,854	262,854
Standard Chartered plc	13,300	293,863
Tullett Prebon plc	28,100	129,394
Vodafone Group plc	165,879	478,055

		4,491,716

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $23,784,438)		25,293,341

OTHER ASSETS AND LIABILITIES — 0.8%		205,429

TOTAL NET ASSETS — 100.0%		$25,498,770

Market Sector Diversification
(as a % of net assets)
Financials	35.8%
Energy	11.7%
Telecommunication Services	9.1%
Industrials	8.5%
Health Care	8.1%
Consumer Discretionary	8.1%
Materials	5.5%
Utilities	5.5%
Consumer Staples	3.9%
Information Technology	3.0%
Other Assets and Liabilities	0.8%

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,821,557
Gross tax appreciation of investments	$2,469,011
Gross tax depreciation of investments	(997,227)
Net tax appreciation (depreciation) of investments	$1,471,784

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Emerging Markets Fund

August 31, 2012

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.9%

BRAZIL — 13.6%
BR Malls Participacoes SA	198,200	2,482,016
BR Properties SA	166,900	2,018,521
Brazil Pharma SA	130,000	790,926
CCR SA	199,100	1,785,122
Cia de Bebidas das Americas Preference Shares ADR	76,600	2,880,926
Cia de Saneamento de Minas Gerais-COPASA	60,051	1,417,332
Cia Hering	23,700	516,172
Cielo SA	71,905	2,147,338
Itau Unibanco Holding SA Preference Shares	55,400	875,254
Klabin SA Preference Shares	188,000	846,505
Marcopolo SA Preference Shares	148,000	842,110
Ultrapar Participacoes SA	69,400	1,520,379
Vale SA Preference Shares	161,200	2,604,739

		20,727,340

CANADA — 0.5%
Pacific Rubiales Energy Corp.	31,976	781,762

CHILE — 1.4%
SACI Falabella	123,379	1,120,062
Sociedad Quimica y Minera de Chile SA ADR	17,240	1,062,674

		2,182,736

COLOMBIA — 0.5%
Almacenes Exito SA	49,433	807,623

CYPRUS — 0.1%
Eurasia Drilling Co. Ltd. GDR	4,961	149,078

HONG KONG — 7.1%
Belle International Holdings Ltd.	994,000	1,794,236
Brilliance China Automotive Holdings Ltd.(1)	1,156,000	1,129,775
China Overseas Land & Investment Ltd.	984,000	2,222,768
CNOOC Ltd.	1,266,000	2,396,209
Haier Electronics Group Co. Ltd.(1)	1,175,000	1,383,164
Kunlun Energy Co. Ltd.	1,126,000	1,925,072

		10,851,224

INDIA — 2.6%
HDFC Bank Ltd.	162,052	1,734,430
ICICI Bank Ltd. ADR	39,584	1,287,668
Tata Motors Ltd.	206,275	868,858

		3,890,956

INDONESIA — 3.4%
PT AKR Corporindo Tbk	3,106,000	1,140,115
PT Astra International Tbk	1,325,500	938,346
PT Bank Rakyat Indonesia (Persero) Tbk	1,121,500	817,454
PT Media Nusantara Citra Tbk	3,291,000	733,443
PT Semen Gresik (Persero) Tbk	1,202,000	1,563,167

		5,192,525

MALAYSIA — 1.3%
Axiata Group Bhd	1,022,700	1,961,048

MEXICO — 4.1%
Alfa SAB de CV, Series A	89,280	1,430,909
Fomento Economico Mexicano SAB de CV ADR	18,375	1,552,687
Grupo Financiero Banorte SAB de CV	224,223	1,141,510
Mexichem SAB de CV	288,497	1,298,737
Wal-Mart de Mexico SAB de CV	306,786	820,184

		6,244,027

PEOPLE'S REPUBLIC OF CHINA — 10.0%
AAC Technologies Holdings, Inc.	270,000	917,296
Agile Property Holdings Ltd.	590,000	677,028
Baidu, Inc. ADR(1)	6,463	720,237
China Minsheng Banking Corp. Ltd. H Shares	1,970,500	1,605,678
China Railway Construction Corp. Ltd. H Shares	760,500	574,595
Focus Media Holding Ltd. ADR	41,651	1,001,706
Hengan International Group Co. Ltd.	160,500	1,614,116
Industrial & Commercial Bank of China Ltd. H Shares	1,945,095	1,053,307
Ping An Insurance Group Co. H Shares	368,500	2,660,667
Qihoo 360 Technology Co. Ltd. ADR(1)	36,723	822,228
Tencent Holdings Ltd.	114,500	3,498,798

		15,145,656

PERU — 0.8%
Credicorp Ltd.	9,692	1,168,177

POLAND — 1.5%
Eurocash SA	74,236	895,948
Powszechna Kasa Oszczednosci Bank Polski SA	123,808	1,329,863

		2,225,811

RUSSIAN FEDERATION — 6.1%
Magnit OJSC GDR	63,947	2,039,270
Mail.ru Group Ltd. GDR	10,503	344,183
Mobile Telesystems OJSC ADR	109,717	2,019,890
NovaTek OAO GDR	16,457	1,963,320
Sberbank of Russia	1,013,684	2,945,766

		9,312,429

SOUTH AFRICA — 7.0%
Aspen Pharmacare Holdings Ltd.	132,881	2,269,398
Barloworld Ltd.	70,518	595,832
Clicks Group Ltd.	253,679	1,735,873
Discovery Holdings Ltd.	226,445	1,554,367
Exxaro Resources Ltd.	40,194	715,724
Mr Price Group Ltd.	125,212	2,028,009
Naspers Ltd. N Shares	29,503	1,716,883

		10,616,086

SOUTH KOREA — 14.4%
Hotel Shilla Co. Ltd.	16,882	798,998
Hyundai Glovis Co. Ltd.	9,247	1,858,161
Hyundai Motor Co.	5,625	1,192,299
Kia Motors Corp.	27,681	1,807,789

LG Chem Ltd.	2,568	681,254
LG Household & Health Care Ltd.	3,232	1,771,779
Orion Corp.	1,996	1,618,438
Samsung Electronics Co. Ltd.	11,205	12,176,503

		21,905,221

TAIWAN (REPUBLIC OF CHINA) — 6.9%
Chailease Holding Co. Ltd.	790,456	1,332,778
Hon Hai Precision Industry Co. Ltd.	969,408	2,744,676
Taiwan Semiconductor Manufacturing Co. Ltd.	2,297,774	6,390,591

		10,468,045

THAILAND — 4.7%
Advanced Info Service PCL	237,300	1,613,049
Banpu PCL	65,150	935,615
CP ALL PCL	1,566,200	1,724,395
Kasikornbank PCL NVDR	283,900	1,531,166
Siam Cement PCL NVDR	132,600	1,404,921

		7,209,146

TURKEY — 4.8%
BIM Birlesik Magazalar AS	32,046	1,316,754
Koza Altin Isletmeleri AS	51,383	1,011,165
TAV Havalimanlari Holding AS(1)	266,549	1,386,078
Tofas Turk Otomobil Fabrikasi	237,074	1,146,796
Turkiye Garanti Bankasi AS	340,524	1,460,030
Turkiye Halk Bankasi AS	113,295	1,021,349

		7,342,172

UNITED ARAB EMIRATES — 1.1%
Dragon Oil plc	169,412	1,585,761

UNITED KINGDOM — 2.3%
Antofagasta plc	57,336	1,007,824
Petrofac Ltd.	59,999	1,430,947
Tullow Oil plc	51,750	1,119,995

		3,558,766

UNITED STATES — 0.7%
Southern Copper Corp.	30,334	987,068

TOTAL COMMON STOCKS (Cost $121,059,635)		144,312,657

EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI Emerging Markets Index Fund (Cost $1,875,450)	47,143	1,851,777

TEMPORARY CASH INVESTMENTS — 3.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% - 1.25%, 10/15/14 - 8/31/15, valued at $2,071,296), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $2,028,865)		2,028,829
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,126,362), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $3,043,288)		3,043,244

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $513,099), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $502,829)	502,822

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,574,895)	5,574,895

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $128,509,980)	151,739,329

OTHER ASSETS AND LIABILITIES — 0.2%	345,338

TOTAL NET ASSETS — 100.0%	$152,084,667

Market Sector Diversification
(as a % of net assets)
Financials	20.2%
Information Technology	19.5%
Consumer Discretionary	13.0%
Consumer Staples	11.8%
Energy	9.1%
Materials	8.8%
Industrials	6.4%
Telecommunication Services	3.7%
Health Care	1.5%
Diversified	1.2%
Utilities	0.9%
Cash and Equivalents*	3.9%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	13,503,261	130,809,396	—
Exchange-Traded Funds	1,851,777	—	—
Temporary Cash Investments	—	5,574,895	—
Total Value of Investment Securities	15,355,038	136,384,291	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$130,346,084
Gross tax appreciation of investments	$22,894,960
Gross tax depreciation of investments	(1,501,715)
Net tax appreciation (depreciation) of investments	$21,393,245

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT International Growth Fund

August 31, 2012

NT International Growth - Schedule of Investments
AUGUST 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%

AUSTRALIA — 3.7%
BHP Billiton Ltd.	215,644	7,082,574
James Hardie Industries SE	198,057	1,714,737
Coca-Cola Amatil Ltd.	250,108	3,537,482
Commonwealth Bank of Australia	66,544	3,763,370

		16,098,163

BELGIUM — 2.5%
Anheuser-Busch InBev NV	73,310	6,157,738
Colruyt SA	27,986	1,328,654
Umicore SA	74,708	3,544,462

		11,030,854

BRAZIL — 0.6%
BR Malls Participacoes SA	119,800	1,500,230
Itau Unibanco Holding SA Preference Shares	84,700	1,338,159

		2,838,389

CANADA — 1.3%
Bank of Nova Scotia	45,491	2,411,265
Canadian National Railway Co.	38,594	3,531,503

		5,942,768

DENMARK — 2.5%
Christian Hansen Holding A/S	158,918	4,742,740
Novo Nordisk A/S B Shares	40,816	6,428,150

		11,170,890

FINLAND — 0.5%
Kone Oyj	36,350	2,224,328

FRANCE — 10.2%
Air Liquide SA	9,114	1,072,419
BNP Paribas SA	129,140	5,612,848
Cie Generale d'Optique Essilor International SA	32,476	2,834,464
Iliad SA	14,398	2,281,835
L'Oreal SA	25,933	3,188,135
LVMH Moet Hennessy Louis Vuitton SA	20,544	3,354,063
Pernod-Ricard SA	63,774	6,872,013
Publicis Groupe SA	25,706	1,334,221
Sanofi	95,902	7,846,691
Schneider Electric SA	49,714	3,139,645
Technip SA	45,089	4,749,142
Zodiac Aerospace	28,009	2,671,117

		44,956,593

GERMANY — 8.1%
adidas AG	29,579	2,314,490
BASF SE	59,658	4,638,088
Deutsche Post AG	108,301	2,103,933
Deutsche Telekom AG	94,263	1,124,580
E.ON AG	78,536	1,806,239

Fresenius Medical Care AG & Co. KGaA	26,658	1,922,300
HeidelbergCement AG	39,723	2,007,037
Henkel AG & Co. KGaA Preference Shares	26,243	1,983,477
Kabel Deutschland Holding AG(1)	67,955	4,504,469
Muenchener Rueckversicherungs AG	40,372	5,976,794
SAP AG	66,468	4,381,657
Volkswagen AG Preference Shares	16,108	2,844,594

		35,607,658

HONG KONG — 1.3%
AIA Group Ltd.	601,300	2,066,110
China Unicom Ltd. ADR	102,418	1,624,349
Link Real Estate Investment Trust (The)	497,107	2,217,640

		5,908,099

INDIA — 0.4%
HDFC Bank Ltd. ADR	53,472	1,795,590

INDONESIA — 0.9%
PT Bank Mandiri (Persero) Tbk	4,945,750	4,045,815

IRELAND — 0.6%
Shire plc	89,479	2,722,240

ITALY — 5.1%
ENI SpA	297,240	6,587,562
Luxottica Group SpA	48,556	1,771,138
Pirelli & C SpA	273,821	3,013,605
Prada SpA	528,900	4,074,520
Saipem SpA	147,071	6,983,218

		22,430,043

JAPAN — 12.0%
Daito Trust Construction Co. Ltd.	28,800	2,810,294
FANUC Corp.	17,700	2,891,411
Fast Retailing Co. Ltd.	11,600	2,706,839
Hitachi Ltd.	368,000	2,110,377
Kubota Corp.	367,000	3,524,925
Lawson, Inc.	61,200	4,689,955
Mitsubishi Corp.	153,400	2,819,370
Mitsubishi Estate Co. Ltd.	175,000	3,068,842
Mitsubishi Heavy Industries Ltd.	936,000	3,873,351
Murata Manufacturing Co. Ltd.	52,200	2,573,498
Nitori Holdings Co. Ltd.	18,650	1,867,501
ORIX Corp.	50,080	4,630,937
Rakuten, Inc.	369,927	3,571,937
SOFTBANK Corp.	53,900	2,196,066
Toyota Motor Corp.	133,300	5,269,347
Unicharm Corp.	73,800	4,293,493

		52,898,143

LUXEMBOURG — 0.4%
SES SA	66,563	1,712,971

MACAU — 0.3%
Sands China Ltd.	314,800	1,112,117

NETHERLANDS — 4.0%
ASML Holding NV	103,682	5,873,069
European Aeronautic Defence and Space Co. NV	110,077	4,197,951
Gemalto NV	47,010	3,725,729
Koninklijke Vopak NV	59,002	3,784,848

		17,581,597

NORWAY — 2.2%
Statoil ASA	243,940	6,263,344
Telenor ASA	181,676	3,319,815

		9,583,159

PEOPLE'S REPUBLIC OF CHINA — 1.3%
Baidu, Inc. ADR(1)	26,482	2,951,154
Tencent Holdings Ltd.	89,300	2,728,757

		5,679,911

PERU — 0.6%
Credicorp Ltd.	23,216	2,798,225

PORTUGAL — 0.6%
Jeronimo Martins SGPS SA	152,303	2,544,006

RUSSIAN FEDERATION — 1.6%
Magnit OJSC GDR	116,275	3,708,010
Sberbank of Russia	1,148,901	3,338,706

		7,046,716

SINGAPORE — 1.4%
DBS Group Holdings Ltd.	301,000	3,489,330
Keppel Corp. Ltd.	310,000	2,782,912

		6,272,242

SOUTH KOREA — 2.4%
Hyundai Motor Co.	21,622	4,583,092
Samsung Electronics Co. Ltd.	5,479	5,954,044

		10,537,136

SPAIN — 3.1%
Banco Bilbao Vizcaya Argentaria SA	326,748	2,495,903
Grifols SA(1)	257,322	7,249,975
Inditex SA	34,661	3,854,376

		13,600,254

SWEDEN — 2.8%
Atlas Copco AB A Shares	88,441	1,979,245
Electrolux AB	97,033	2,350,291
Elekta AB B Shares	51,704	2,635,091
Swedbank AB A Shares	233,131	4,080,197
Volvo AB B Shares	102,611	1,300,805

		12,345,629

SWITZERLAND — 7.1%
Adecco SA	46,364	2,102,819
Nestle SA	162,626	10,109,828
Roche Holding AG	42,409	7,720,419
Syngenta AG	21,380	7,208,780

UBS AG	135,610	1,517,037
Zurich Financial Services AG	11,225	2,698,374

		31,357,257

TAIWAN (REPUBLIC OF CHINA) — 1.7%
Hon Hai Precision Industry Co. Ltd.	1,461,900	4,139,064
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	227,367	3,342,295

		7,481,359

THAILAND — 0.9%
Kasikornbank PCL NVDR	696,200	3,754,837

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	679,920	2,915,224

UNITED KINGDOM — 17.8%
Admiral Group plc	79,727	1,501,412
Aggreko plc	106,658	3,996,826
Antofagasta plc	159,798	2,808,851
ARM Holdings plc	340,639	3,104,674
BG Group plc	221,037	4,520,543
Burberry Group plc	106,008	2,277,436
Capita Group plc (The)	306,489	3,513,677
Carnival plc	30,968	1,061,636
Compass Group plc	151,557	1,706,208
Experian plc	98,216	1,565,762
GlaxoSmithKline plc	166,014	3,756,378
HSBC Holdings plc (Hong Kong)	475,076	4,110,083
Intercontinental Hotels Group plc	141,329	3,601,771
Intertek Group plc	91,806	4,103,545
Lloyds Banking Group plc(1)	5,518,727	2,918,927
Petrofac Ltd.	185,706	4,428,999
Rio Tinto plc	114,253	4,962,655
Rolls-Royce Holdings plc	98,482	1,283,837
Standard Chartered plc	188,150	4,157,164
Unilever plc	194,820	7,003,574
Vodafone Group plc	1,298,014	3,740,811
Whitbread plc	125,083	4,230,461
Wolseley plc	102,655	4,143,482

		78,498,712

TOTAL COMMON STOCKS (Cost $379,394,161)		434,490,925

TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.50% -1.25%, 10/15/14 - 8/31/15, valued at $1,319,985), in a joint trading account at 0.16%, dated 8/31/12, due 9/4/12 (Delivery value $1,292,945)		1,292,922
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,992,353), in a joint trading account at 0.13%, dated 8/31/12, due 9/4/12 (Delivery value $1,939,411)		1,939,383

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.25%, 8/31/14, valued at $326,985), in a joint trading account at 0.12%, dated 8/31/12, due 9/4/12 (Delivery value $320,440)	320,436

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,552,741)	3,552,741

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $382,946,902)	438,043,666

OTHER ASSETS AND LIABILITIES — 0.6%	2,515,509

TOTAL NET ASSETS — 100.0%	$440,559,175

Market Sector Diversification
(as a % of net assets)
Financials	18.4%
Consumer Discretionary	14.2%
Industrials	14.1%
Consumer Staples	12.6%
Health Care	9.7%
Information Technology	9.3%
Materials	9.0%
Energy	7.6%
Telecommunication Services	3.3%
Utilities	0.4%
Cash and Equivalents*	1.4%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Foreign Common Stocks	12,511,613	421,979,312	—
Temporary Cash Investments	—	3,552,741	—
Total Value of Investment Securities	12,511,613	425,532,053	—

3. Federal Tax Information

As of August 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$389,069,203
Gross tax appreciation of investments	$54,778,350
Gross tax depreciation of investments	(5,803,887)
Net tax appreciation (depreciation) of investments	$48,974,463

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2012